Significant Accounting policies (Policy)	6 Months Ended
Jun. 30, 2017
Significant Accounting policies [Abstract]
Reorganizations
Reorganizations: In accordance with GAAP, the Company has applied ASC 852 “Reorganizations” (ASC 852), in preparing the Interim Condensed Consolidated Financial Statements. ASC 852 requires that the financial statements, for periods subsequent to the Chapter 15 filing, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain revenues, expenses (including professional fees), realized gains and losses and provisions for losses that are realized or incurred in the Chapter 15 proceedings are recorded in reorganization items on the accompanying Interim Condensed Consolidated Statement of Operations. In addition, prepetition obligations that may be impacted by the Chapter 15 reorganization process have been classified on the Interim Condensed Consolidated Balance Sheet in liabilities subject to compromise. These liabilities are reported at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts.
The accompanying Interim Condensed Consolidated Financial Statements do not purport to reflect or provide for the consequences of the Chapter 15 proceedings. In particular, the financial statements do not purport to show (1) as to assets, their realizable value on a liquidation basis or their availability to satisfy liabilities; (2) as to prepetition liabilities, the amounts that may be allowed for claims or contingencies, or the status and priority thereof; (3) the effect on stockholders' equity accounts of any changes that may be made to the Company's capitalization; or (4) as to operations, the effect of any changes that may be made to the Company's business.

Long lived assets held for sale
Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, "Property, Plant and Equipment", when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale. If circumstances arise that previously were considered unlikely and, as a result, the Company decides not to sell a long-lived asset previously classified as held for sale, the asset shall be reclassified as held and used. A long-lived asset that is reclassified shall be measured individually at the lower of its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset or disposal group been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

Drilling Units, Machinery and Equipment, net
Drilling units, machinery and equipment, net: Effective January 1, 2017, the Company revised its' residual value estimate for each drilling unit. The Company assessed this residual value based on current and historical market trends. The effect of this change in accounting estimate, which did not require retrospective adoption as per ASC 250 "Accounting Changes and Error Corrections," was to decrease net income for the six month period ended June 30, 2017 by $6,682 and had an impact on  earnings per common unit, basic and diluted by $(0.08).

Recent accounting pronouncements
Accounting Changes and Error Corrections: In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our combined financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards.
Revenue from Contracts with Customers: Effective January 1, 2018, the Company will adopt the accounting standards update that requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The update is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period.
Leases: Effective no later than January 1, 2018, the Company will adopt the accounting standards update that (a) requires lessees to recognize a right to use asset and a lease liability for virtually all leases, and (b) updates previous accounting standards for lessors to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards.  The update is effective for interim and annual periods beginning after December 15, 2018, including interim periods within those annual periods.  Under the updated accounting standards, the Company has determined that the drilling contracts contain a lease component, and the adoption, therefore, may require that Company separately recognize revenues associated with the lease and services components. The Company evaluates the requirements to determine the effect such requirements may have on the condensed consolidated statements of financial position, operations and cash flows and on the disclosures contained in the notes to condensed consolidated financial statements.